FYE INTANGIBLE ASSETS (Details Narrative) (USD $)	3 Months Ended		12 Months Ended		0 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 17, 2013 Patents	Nov. 14, 2013 Patents	Sep. 15, 2013 Patents	Jun. 05, 2013 Patents	Apr. 23, 2013 Patents	Apr. 17, 2013 Patents
Amortization expense	$ 453,647	$ 17,547	$ 1,038,505	$ 8,773
Cost of Patents Acquired						718,500				350,000
Number of Patents Acquired						4	14			41
Patent Valuation					$ 1,700,000		$ 1,100,000	$ 1,000,000	$ 1,135,512